EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 491
Balance	450	$ 491
Property, plant and equipment	450	491
Laboratory Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	337
Balance	374	337
Property, plant and equipment	374	337
Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance	154
Balance	76	154
Property, plant and equipment	76	154
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance	713	611
Additions other than through business combinations, property, plant and equipment	142	105
Effect of foreign exchange	(48)	3
Balance	903	713
Property, plant and equipment	903	713
Gross carrying amount [member] | Laboratory Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	475	470
Additions other than through business combinations, property, plant and equipment	142	8
Effect of foreign exchange	(47)	3
Balance	664	475
Property, plant and equipment	664	475
Gross carrying amount [member] | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance	238	141
Additions other than through business combinations, property, plant and equipment	0	97
Effect of foreign exchange	(1)	0
Balance	239	238
Property, plant and equipment	239	238
Accumulated depreciation and amortisation [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(222)	(54)
Depreciation, property, plant and equipment	214	168
Effect of foreign exchange	17	0
Balance	(453)	(222)
Property, plant and equipment	(453)	(222)
Accumulated depreciation and amortisation [member] | Laboratory Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(138)	(39)
Depreciation, property, plant and equipment	135	100
Effect of foreign exchange	17	(1)
Balance	(290)	(138)
Property, plant and equipment	(290)	(138)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(84)	(15)
Depreciation, property, plant and equipment	79	68
Effect of foreign exchange	0	1
Balance	(163)	(84)
Property, plant and equipment	$ (163)	$ (84)